Turnover (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Turnover
Sale of products	R 178,463	R 169,115	R 170,830
Services rendered	1,612	1,549	1,695
Other trading income	1,386	1,743	417
Total revenue	R 181,461	R 172,407	R 172,942